PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	March 31,	December 31,
	2021	2020
Equipment	$1,138,900	$780,500
Leasehold improvements	1,274,600	1,229,700
Office furniture, fixtures, and equipment	16,600	16,600
Software	151,700	151,700
Construction in progress	355,000	449,200
	2,936,800	2,627,700
Less: Accumulated depreciation	(657,300)	(561,700)
Total	$2,279,500	$2,066,000

	2020	2019
Equipment	$780,500	$488,800
Leasehold improvements	1,229,700	302,700
Office furniture, fixtures, and equipment	16,600	16,600
Software	151,700	141,500
Construction in progress	449,200	—
	2,627,700	949,600
Less: Accumulated depreciation	(561,700)	(361,700)
Total	$2,066,000	$587,900